Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
3.000%, 06/30/2024		$111,350,000	$109,353,529
1.500%, 02/15/2025		158,425,000	150,924,567
0.250%, 05/31/2025		334,225,000	308,400,898
2.875%, 06/15/2025		165,775,000	161,863,746
3.125%, 08/15/2025		321,250,000	315,214,015
2.250%, 11/15/2025		380,800,000	365,374,626
1.125%, 10/31/2026		155,170,000	141,525,950
1.125%, 08/31/2028		775,125,000	680,626,364
2.375%, 03/31/2029		575,500,000	537,260,724
3.875%, 12/31/2029		157,850,000	160,698,700
1.250%, 08/15/2031		77,500,000	65,006,152
2.875%, 05/15/2032		269,700,000	256,657,475
Total U.S. Treasury Securities (Cost $3,335,135,327)			3,252,906,746	45.0%

Other Government Related Security
NBN Co. Ltd.,
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)		20,487,000	17,181,864
Total Other Government Related Security (Cost $19,705,483)			17,181,864	0.3%

Corporate Bonds
Industrials
Adventist Health System,
2.952%, 03/01/2029 (Callable 12/01/2028)		250,000	222,286
Agilent Technologies, Inc.:
3.050%, 09/22/2026 (Callable 06/22/2026)		1,495,000	1,409,981
2.100%, 06/04/2030 (Callable 03/04/2030)		250,000	208,929
Air Products and Chemicals, Inc.,
2.050%, 05/15/2030 (Callable 02/15/2030)		275,000	237,260
Albemarle Corp.,
4.650%, 06/01/2027 (Callable 05/01/2027)		7,000,000	6,884,543
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)		3,160,000	2,855,072
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024 (Callable 08/01/2024)		4,998,000	4,852,197
5.411%, 07/01/2032 (Callable 04/01/2032)		2,000,000	2,005,275
Amgen, Inc.,
5.250%, 03/02/2033 (Callable 12/02/2032)		11,600,000	11,917,829
Anglo American Capital PLC:
4.000%, 09/11/2027 (1)(2)		1,497,000	1,421,689
2.250%, 03/17/2028 (Callable 01/17/2028) (1)(2)		6,500,000	5,624,536
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)		300,000	249,609
Anheuser-Busch InBev Worldwide, Inc.,
6.625%, 08/15/2033 (1)		8,085,000	9,211,043
AP Moller - Maersk A/S,
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)		4,207,000	4,173,888
ArcelorMittal:
4.550%, 03/11/2026 (1)		11,355,000	11,133,514
6.550%, 11/29/2027 (Callable 10/29/2027) (1)		10,000,000	10,399,531
Ashtead Capital, Inc.:
1.500%, 08/12/2026 (Callable 07/12/2026) (1)(2)		10,075,000	8,830,392
4.000%, 05/01/2028 (Callable 05/01/2023) (1)(2)		7,166,000	6,656,063
4.250%, 11/01/2029 (Callable 11/01/2024) (1)(2)		2,000,000	1,835,258
AT&T, Inc.:
4.350%, 03/01/2029 (Callable 12/01/2028)		2,425,000	2,374,192
4.300%, 02/15/2030 (Callable 11/15/2029)		9,604,000	9,332,407
2.250%, 02/01/2032 (Callable 11/01/2031)		8,975,000	7,337,370
2.550%, 12/01/2033 (Callable 09/01/2033)		3,778,000	3,038,835
Avery Dennison Corp.,
5.750%, 03/15/2033 (Callable 12/15/2032)		2,000,000	2,080,269
Becton Dickinson and Co.,
3.734%, 12/15/2024 (Callable 09/15/2024)		82,000	80,170
Bemis Co., Inc.,
2.630%, 06/19/2030 (Callable 03/19/2030)		7,025,000	5,893,214
Berry Global, Inc.,
5.500%, 04/15/2028 (Callable 03/15/2028) (2)		2,775,000	2,765,938
Boardwalk Pipelines LP:
5.950%, 06/01/2026 (Callable 03/01/2026)		12,095,000	12,269,951
4.800%, 05/03/2029 (Callable 02/03/2029)		1,750,000	1,714,611
3.400%, 02/15/2031 (Callable 11/15/2030)		225,000	195,773
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)		475,000	473,541
Broadcom, Inc.:
3.125%, 01/15/2025 (Callable 11/15/2024)		925,000	891,149
3.150%, 11/15/2025 (Callable 10/15/2025)		5,000,000	4,783,939
3.875%, 01/15/2027 (Callable 10/15/2026)		5,000,000	4,833,513
4.750%, 04/15/2029 (Callable 01/15/2029)		250,000	246,821
5.000%, 04/15/2030 (Callable 01/15/2030)		8,000,000	7,947,828
2.450%, 02/15/2031 (Callable 11/15/2030) (2)		10,000,000	8,187,189
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026 (Callable 03/27/2026)		250,000	238,889
Bunge Limited Finance Corp.,
3.750%, 09/25/2027 (Callable 06/25/2027)		5,225,000	5,017,113
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)		8,000,000	7,856,466
Carlisle Companies, Inc.,
3.750%, 12/01/2027 (Callable 09/01/2027)		275,000	261,340
Carrier Global Corp.,
2.242%, 02/15/2025 (Callable 01/15/2025)		1,921,000	1,832,895
Celanese US Holdings LLC,
6.050%, 03/15/2025		10,000,000	10,057,397
CF Industries, Inc.,
4.500%, 12/01/2026 (2)		5,950,000	5,792,928
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028 (Callable 01/15/2028)		12,600,000	12,121,302
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)		1,502,000	1,487,011
3.750%, 02/15/2028 (Callable 11/15/2027)		6,105,000	5,668,990
4.200%, 03/15/2028 (Callable 12/15/2027)		12,070,000	11,423,672
2.250%, 01/15/2029 (Callable 11/15/2028)		2,200,000	1,834,797
5.050%, 03/30/2029 (Callable 12/30/2028)		4,155,000	4,009,040
4.400%, 04/01/2033 (Callable 01/01/2033)		5,500,000	4,880,763
Cigna Corp.,
4.500%, 02/25/2026 (Callable 11/27/2025)		300,000	298,565
CK Hutchison International Ltd.,
2.500%, 04/15/2031 (Callable 01/15/2031) (1)(2)		5,000,000	4,295,864
CNH Industrial Capital LLC,
1.875%, 01/15/2026 (Callable 12/15/2025) (1)		250,000	230,309
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)		2,518,000	2,417,231
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030 (Callable 10/22/2029) (1)		8,875,000	7,869,938
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025 (Callable 03/01/2025) (1)		880,000	868,725
CommonSpirit Health,
2.760%, 10/01/2024 (Callable 07/01/2024)		525,000	508,832
Conagra Brands, Inc.:
4.600%, 11/01/2025 (Callable 09/01/2025)		500,000	493,356
8.250%, 09/15/2030		1,140,000	1,329,380
Constellation Brands, Inc.,
3.500%, 05/09/2027 (Callable 02/09/2027)		3,625,000	3,485,653
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)		2,800,000	2,729,637
3.350%, 09/15/2026 (Callable 06/15/2026) (2)		2,527,000	2,403,737
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)		2,500,000	2,408,363
4.300%, 03/25/2028 (Callable 12/25/2027)		5,818,000	5,713,538
5.250%, 02/21/2033 (Callable 11/21/2032)		8,550,000	8,723,858
CVS Pass-Through Trust:
5.773%, 01/10/2033 (2)		177,296	178,942
5.926%, 01/10/2034 (2)		1,770,936	1,769,202
4.163%, 08/11/2036 (2)		2,617,789	2,373,156
Daimler Finance North America LLC,
3.650%, 04/07/2027 (1)(2)		13,825,000	13,066,371
Dell International LLC / EMC Corp.:
6.020%, 06/15/2026 (Callable 03/15/2026)		9,000,000	9,236,835
4.900%, 10/01/2026 (Callable 08/01/2026)		425,000	423,924
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)		10,900,000	9,632,532
Diageo Capital PLC,
2.000%, 04/29/2030 (Callable 01/29/2030) (1)		3,275,000	2,790,252
Dow Chemical Co.,
4.550%, 11/30/2025 (Callable 09/30/2025)		165,000	162,596
DuPont de Nemours, Inc.,
4.493%, 11/15/2025 (Callable 09/15/2025)		4,450,000	4,443,158
DXC Technology Co.,
1.800%, 09/15/2026 (Callable 08/15/2026)		12,000,000	10,525,580
Ecolab, Inc.,
4.800%, 03/24/2030 (Callable 12/24/2029)		10,000,000	10,182,237
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025 (Callable 06/15/2025)		10,000,000	9,391,594
Emerson Electric Co.,
1.950%, 10/15/2030 (Callable 07/15/2030)		12,600,000	10,585,969
Energy Transfer LP:
4.500%, 04/15/2024 (Callable 03/15/2024)		1,000,000	987,991
5.500%, 06/01/2027 (Callable 03/01/2027)		18,231,000	18,426,549
5.250%, 04/15/2029 (Callable 01/15/2029)		14,264,000	14,208,964
8.250%, 11/15/2029 (Callable 08/15/2029)		1,500,000	1,725,474
3.750%, 05/15/2030 (Callable 02/15/2030)		275,000	253,773
Energy Transfer Partners LP,
4.200%, 04/15/2027 (Callable 01/15/2027)		475,000	455,112
EQT Midstream Partners LP,
4.125%, 12/01/2026 (Callable 09/01/2026)		5,000,000	4,540,700
Equifax, Inc.,
2.600%, 12/01/2024 (Callable 11/01/2024)		5,000,000	4,775,888
Equinix, Inc.:
1.800%, 07/15/2027 (Callable 05/15/2027)		7,000,000	6,092,353
3.900%, 04/15/2032 (Callable 01/15/2032)		11,000,000	9,999,898
Express Scripts Holding Co.,
4.500%, 02/25/2026 (Callable 11/27/2025)		18,000,000	17,796,719
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)		11,250,000	10,951,195
Ferguson Finance PLC:
4.500%, 10/24/2028 (Callable 07/24/2028) (2)		6,230,000	5,976,320
4.650%, 04/20/2032 (Callable 01/20/2032) (2)		8,000,000	7,600,993
Fidelity National Information Services, Inc.:
1.650%, 03/01/2028 (Callable 01/01/2028)		5,000,000	4,275,191
5.100%, 07/15/2032 (Callable 04/15/2032)		4,750,000	4,624,682
Fiserv, Inc.:
2.250%, 06/01/2027 (Callable 04/01/2027)		16,000,000	14,480,663
4.200%, 10/01/2028 (Callable 07/01/2028)		1,035,000	1,004,204
3.500%, 07/01/2029 (Callable 04/01/2029)		700,000	649,730
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)		3,515,000	2,889,448
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)		6,765,000	6,496,432
4.875%, 05/12/2030 (Callable 02/12/2030)		4,073,000	3,963,988
Florida Gas Transmission Co. LLC:
2.550%, 07/01/2030 (Callable 04/01/2030) (2)		7,000,000	5,941,877
2.300%, 10/01/2031 (Callable 07/01/2031) (2)		10,225,000	8,335,255
Flowers Foods, Inc.,
2.400%, 03/15/2031 (Callable 12/15/2030)		300,000	250,149
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)		2,725,000	2,426,067
Freeport-McMoRan, Inc.,
5.400%, 11/14/2034 (Callable 05/14/2034)		691,000	677,160
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026 (Callable 11/01/2026) (1)(2)		20,000,000	17,370,021
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)		500,000	432,473
General Mills, Inc.,
4.000%, 04/17/2025 (Callable 02/17/2025)		275,000	271,273
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)		5,861,000	5,971,662
General Motors Financial Co., Inc.:
2.900%, 02/26/2025 (Callable 01/26/2025)		4,000,000	3,817,579
6.000%, 01/09/2028 (Callable 12/09/2027)		2,475,000	2,533,200
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)		7,525,000	7,291,666
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)		21,600,000	19,849,918
Glencore Funding LLC:
4.125%, 03/12/2024 (Callable 02/12/2024) (1)(2)		5,000,000	4,945,827
4.625%, 04/29/2024 (1)(2)		1,375,000	1,359,315
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)		4,850,000	4,670,133
3.875%, 10/27/2027 (Callable 07/27/2027) (1)(2)		1,150,000	1,085,786
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)		175,000	172,923
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)		6,343,000	5,313,843
2.625%, 09/23/2031 (Callable 06/23/2031) (1)(2)		8,350,000	6,854,094
Global Payments, Inc.:
4.800%, 04/01/2026 (Callable 01/01/2026)		4,535,000	4,442,037
2.900%, 05/15/2030 (Callable 02/15/2030)		275,000	232,864
Graphic Packaging International LLC,
1.512%, 04/15/2026 (Callable 03/15/2026) (2)		300,000	267,253
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (1)(2)		5,340,000	5,240,635
Hexcel Corp.,
4.200%, 02/15/2027 (Callable 11/15/2026)		300,000	284,562
HP, Inc.,
2.200%, 06/17/2025 (Callable 05/17/2025)		18,325,000	17,271,909
Hubbell, Inc.,
3.350%, 03/01/2026 (Callable 12/01/2025)		225,000	217,297
Hyundai Capital America:
2.650%, 02/10/2025 (Callable 01/10/2025) (1)(2)		525,000	500,564
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)		5,825,000	5,230,878
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)		15,000,000	13,277,809
IDEX Corp.,
3.000%, 05/01/2030 (Callable 02/01/2030)		1,100,000	969,134
Infor, Inc.,
1.450%, 07/15/2023 (Callable 06/15/2023) (2)		250,000	246,546
Ingersoll-Rand Co.,
6.391%, 11/15/2027		1,195,000	1,266,464
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)		550,000	482,871
Intel Corp.,
5.200%, 02/10/2033 (Callable 11/10/2032)		5,000,000	5,092,455
International Business Machines Corp.,
3.300%, 05/15/2026		6,900,000	6,654,951
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)		10,000,000	8,487,800
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026 (Callable 01/01/2026)		3,500,000	3,426,859
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.,
5.750%, 04/01/2033 (Callable 01/01/2033) (2)		8,000,000	7,640,000
Johnson Controls International PLC,
3.625%, 07/02/2024 (Callable 04/02/2024) (7)		280,000	275,343
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029 (Callable 02/15/2029)		7,000,000	6,710,857
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (Callable 08/15/2023) (2)		1,000,000	999,069
4.300%, 06/01/2025 (Callable 03/01/2025)		300,000	295,467
7.800%, 08/01/2031		15,425,000	17,666,977
Kraft Heinz Foods Co.,
3.875%, 05/15/2027 (Callable 02/15/2027)		8,129,000	7,936,731
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026 (Callable 09/15/2026)		5,900,000	5,126,625
2.700%, 10/15/2028 (Callable 08/15/2028)		2,730,000	2,285,532
Lear Corp.,
3.800%, 09/15/2027 (Callable 06/15/2027)		410,000	388,792
Lennar Corp.,
4.750%, 11/29/2027 (Callable 05/29/2027)		4,500,000	4,452,571
Lennox International, Inc.:
1.350%, 08/01/2025 (Callable 07/01/2025)		7,000,000	6,412,688
1.700%, 08/01/2027 (Callable 06/01/2027)		475,000	418,344
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)		21,000,000	18,891,047
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)		5,000,000	4,131,129
Marathon Petroleum Corp.,
5.125%, 12/15/2026 (Callable 09/15/2026)		150,000	151,381
Marriott International, Inc.,
5.000%, 10/15/2027 (Callable 09/15/2027)		10,000,000	10,020,683
Martin Marietta Materials, Inc.,
2.500%, 03/15/2030 (Callable 12/15/2029)		200,000	169,874
Metropolitan Detroit Area Hospital Services, Inc.,
4.480%, 12/01/2029 (2)		8,334,035	8,069,256
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (Callable 03/01/2024) (2)		7,450,000	7,319,328
4.625%, 04/01/2029 (Callable 01/01/2029) (2)		2,975,000	2,788,362
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)		1,050,000	1,009,649
MPLX LP:
4.875%, 06/01/2025 (Callable 03/01/2025)		10,219,000	10,144,147
1.750%, 03/01/2026 (Callable 02/01/2026)		300,000	273,784
4.125%, 03/01/2027 (Callable 12/01/2026)		275,000	266,572
2.650%, 08/15/2030 (Callable 05/15/2030)		3,950,000	3,349,682
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028)		250,000	237,373
NXP BV / NXP Funding LLC / NXP USA, Inc.:
4.875%, 03/01/2024 (Callable 02/01/2024) (1)		5,790,000	5,746,623
2.700%, 05/01/2025 (Callable 04/01/2025) (1)		550,000	522,002
Occidental Petroleum Corp.:
2.900%, 08/15/2024 (Callable 07/15/2024)		5,000,000	4,855,125
7.500%, 10/15/2026		1,288,000	1,316,999
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)		5,000,000	3,742,069
ONEOK, Inc.,
2.750%, 09/01/2024 (Callable 08/01/2024)		3,300,000	3,192,266
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)		11,050,000	10,273,646
2.300%, 03/25/2028 (Callable 01/25/2028)		3,000,000	2,684,770
6.150%, 11/09/2029 (Callable 09/09/2029)		3,000,000	3,195,384
Orange SA,
9.000%, 03/01/2031 (1)		4,125,000	5,178,940
PeaceHealth Obligated Group,
1.375%, 11/15/2025 (Callable 08/15/2025)		550,000	500,425
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)		8,000,000	7,654,487
3.950%, 03/10/2025 (Callable 01/10/2025) (2)		12,000,000	11,652,832
4.000%, 07/15/2025 (Callable 06/15/2025) (2)		6,500,000	6,295,774
5.875%, 11/15/2027 (Callable 10/15/2027) (2)		7,200,000	7,352,387
5.700%, 02/01/2028 (Callable 01/01/2028) (2)		2,900,000	2,926,011
5.550%, 05/01/2028 (Callable 04/01/2028) (2)		4,425,000	4,417,453
Phillips 66 Co.:
3.605%, 02/15/2025 (Callable 11/15/2024) (2)		2,000,000	1,942,962
3.150%, 12/15/2029 (Callable 09/15/2029) (2)		500,000	451,171
2.150%, 12/15/2030 (Callable 09/15/2030)		10,000,000	8,252,166
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)		17,527,000	15,827,134
Renesas Electronics Corp.,
2.170%, 11/25/2026 (Callable 10/25/2026) (1)(2)		5,450,000	4,831,076
Republic Services, Inc.,
4.875%, 04/01/2029 (Callable 03/01/2029)		4,350,000	4,397,057
Rogers Communications, Inc.,
3.800%, 03/15/2032 (Callable 12/15/2031) (1)(2)		15,000,000	13,461,755
Roper Technologies, Inc.:
3.800%, 12/15/2026 (Callable 09/15/2026)		1,450,000	1,404,586
2.000%, 06/30/2030 (Callable 03/30/2030)		14,675,000	12,087,938
Ryder System, Inc.,
2.850%, 03/01/2027 (Callable 02/01/2027)		3,775,000	3,470,819
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026 (Callable 12/31/2025)		10,280,000	10,490,842
4.500%, 05/15/2030 (Callable 11/15/2029)		10,450,000	10,080,316
5.900%, 09/15/2037 (Callable 03/15/2037) (2)		3,000,000	3,068,665
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(6)		1,675,000	628,834
Sherwin-Williams Co.,
3.300%, 02/01/2025 (Callable 11/01/2024)		3,851,000	3,749,655
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)		5,250,000	4,256,471
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025 (1)		7,800,000	8,219,551
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)		15,000,000	13,586,524
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)		16,495,000	16,065,673
Southern Natural Gas Co. LLC:
7.350%, 02/15/2031		8,020,000	8,609,443
8.000%, 03/01/2032		2,523,000	2,938,594
Stanley Black & Decker, Inc.,
6.000%, 03/06/2028 (Callable 02/06/2028)		2,000,000	2,061,293
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)		325,000	310,763
Stellantis Finance US, Inc.,
1.711%, 01/29/2027 (Callable 12/29/2026) (2)		575,000	508,725
Sysco Corp.,
5.950%, 04/01/2030 (Callable 01/01/2030)		4,232,000	4,487,533
Targa Resources Corp.,
5.200%, 07/01/2027 (Callable 06/01/2027)		5,000,000	4,958,192
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)		5,500,000	5,405,117
3.900%, 05/25/2027 (Callable 02/25/2027) (1)		13,850,000	13,362,691
Timken Co.:
4.500%, 12/15/2028 (Callable 09/15/2028)		225,000	219,461
4.125%, 04/01/2032 (Callable 01/01/2032)		8,000,000	7,431,188
T-Mobile USA, Inc.:
3.375%, 04/15/2029 (Callable 04/15/2024)		4,000,000	3,646,749
3.875%, 04/15/2030 (Callable 01/15/2030)		23,206,000	21,774,507
Toll Road Investors Partnership II LP:
0.000%, 02/15/2026 (Insured by NATL) (1)(2)		5,000,000	4,091,350
0.000%, 02/15/2028 (Insured by NATL) (1)(2)		750,000	530,886
TransCanada PipeLines Ltd.,
5.600%, 03/31/2034 (1)		1,335,000	1,340,018
Transcontinental Gas Pipe Line Co. LLC,
7.250%, 12/01/2026		4,748,000	4,972,999
Triton Container International Ltd.:
0.800%, 08/01/2023 (1)(2)		6,575,000	6,424,645
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)		10,000,000	8,874,922
TSMC Arizona Corp.,
2.500%, 10/25/2031 (Callable 07/25/2031) (1)		8,175,000	7,008,882
Tyson Foods, Inc.,
4.000%, 03/01/2026 (Callable 01/01/2026)		3,000,000	2,945,847
Vale Overseas Ltd.,
3.750%, 07/08/2030 (Callable 04/08/2030) (1)		9,500,000	8,514,523
Valero Energy Corp.,
2.150%, 09/15/2027 (Callable 07/15/2027)		300,000	270,932
Var Energi ASA,
5.000%, 05/18/2027 (Callable 04/18/2027) (1)(2)		10,000,000	9,478,622
Verisk Analytics, Inc.,
4.125%, 03/15/2029 (Callable 12/15/2028)		3,000,000	2,868,413
Verizon Communications, Inc.:
4.125%, 03/16/2027		3,196,000	3,167,687
3.000%, 03/22/2027 (Callable 01/22/2027)		13,000,000	12,350,658
2.100%, 03/22/2028 (Callable 01/22/2028)		5,750,000	5,122,222
4.329%, 09/21/2028		2,351,000	2,324,086
4.016%, 12/03/2029 (Callable 09/03/2029)		5,628,000	5,387,474
2.355%, 03/15/2032 (Callable 12/15/2031)		2,309,000	1,894,300
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)		25,000,000	22,249,496
4.900%, 04/21/2027 (Callable 03/21/2027) (1)(2)		10,500,000	10,109,390
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)		1,605,000	1,267,089
VMware, Inc.,
1.400%, 08/15/2026 (Callable 07/15/2026)		900,000	796,047
Volkswagen Group of America Finance LLC,
2.850%, 09/26/2024 (1)(2)		8,850,000	8,549,713
Vontier Corp.:
1.800%, 04/01/2026 (Callable 03/01/2026)		6,300,000	5,566,428
2.400%, 04/01/2028 (Callable 02/01/2028)		16,375,000	13,761,386
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)		12,427,000	12,377,941
3.450%, 11/15/2026 (Callable 08/15/2026)		11,050,000	10,344,703
4.950%, 09/15/2028 (Callable 06/15/2028)		1,500,000	1,471,053
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026 (Callable 03/01/2026)		106,000	101,215
3.200%, 04/15/2030 (Callable 01/15/2030)		6,335,000	5,570,261
Warnermedia Holdings, Inc.:
6.412%, 03/15/2026 (Callable 03/15/2024)		6,000,000	6,030,292
4.054%, 03/15/2029 (Callable 01/15/2029) (2)		6,000,000	5,580,801
Waste Connections, Inc.,
3.200%, 06/01/2032 (Callable 03/01/2032)		875,000	779,645
Western Digital Corp.,
2.850%, 02/01/2029 (Callable 12/01/2028)		10,000,000	8,124,400
Western Midstream Operating LP:
4.500%, 03/01/2028 (Callable 12/01/2027)		7,195,000	6,806,758
4.300%, 02/01/2030 (Callable 11/01/2029)		2,000,000	1,820,590
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)		5,000,000	4,773,157
Williams Companies, Inc.,
7.500%, 01/15/2031		3,400,000	3,786,210
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (1)(2)		9,000,000	8,090,137
Woodside Finance Ltd.,
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)		10,000,000	9,651,237
WRKCo, Inc.:
4.650%, 03/15/2026 (Callable 01/15/2026)		275,000	272,279
3.900%, 06/01/2028 (Callable 03/01/2028)		8,275,000	7,872,204
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)		1,150,000	1,081,679
Zoetis, Inc.,
4.500%, 11/13/2025 (Callable 08/13/2025)		2,000,000	1,989,189
Total Industrials (Cost $1,453,828,430)			1,348,254,591	18.7%

Utilities
Ausgrid Finance Pty Ltd.,
4.350%, 08/01/2028 (Callable 05/01/2028) (1)(2)		4,400,000	4,160,560
Avangrid, Inc.,
3.800%, 06/01/2029 (Callable 03/01/2029) (1)		10,975,000	10,300,510
DTE Electric Company,
2.625%, 03/01/2031 (Callable 12/01/2030)		275,000	237,902
Duquesne Light Holdings, Inc.,
2.775%, 01/07/2032 (Callable 10/07/2031) (2)		12,400,000	10,005,924
East Ohio Gas Co.,
2.000%, 06/15/2030 (Callable 03/15/2030) (2)		550,000	449,200
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)		275,000	268,275
Enel Finance International NV:
4.625%, 06/15/2027 (Callable 05/15/2027) (1)(2)		10,000,000	9,789,761
3.500%, 04/06/2028 (1)(2)		14,675,000	13,496,925
Entergy Corp.,
2.800%, 06/15/2030 (Callable 03/15/2030)		13,250,000	11,465,308
Eversource Energy,
1.650%, 08/15/2030 (Callable 05/15/2030)		275,000	221,300
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)		325,000	301,504
FirstEnergy Corp.,
2.050%, 03/01/2025 (Callable 02/01/2025)		6,450,000	6,039,098
ITC Holdings Corp.:
3.350%, 11/15/2027 (Callable 08/15/2027) (1)		275,000	258,922
2.950%, 05/14/2030 (Callable 02/14/2030) (1)(2)		15,717,000	13,842,213
KeySpan Corp.,
8.000%, 11/15/2030 (1)		2,000,000	2,240,796
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)		6,000,000	5,345,666
Pacific Gas and Electric Co.:
3.450%, 07/01/2025		259,500	247,320
3.750%, 07/01/2028		259,500	238,769
Puget Energy, Inc.,
2.379%, 06/15/2028 (Callable 04/15/2028)		325,000	286,283
Total Utilities (Cost $99,064,422)			89,196,236	1.2%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)		26,048,000	25,140,227
AerCap Holdings NV:
2.875%, 08/14/2024 (Callable 07/14/2024) (1)		5,525,000	5,278,216
2.450%, 10/29/2026 (Callable 09/29/2026) (1)		10,000,000	8,977,128
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)		3,000,000	2,907,749
Air Lease Corp.,
4.250%, 02/01/2024 (Callable 01/01/2024)		525,000	516,253
American International Group, Inc.,
5.125%, 03/27/2033 (Callable 12/27/2032)		1,250,000	1,242,504
AmFam Holdings, Inc.,
2.805%, 03/11/2031 (Callable 12/11/2030) (2)		7,000,000	5,328,905
Aon PLC,
3.500%, 06/14/2024 (Callable 03/14/2024)		300,000	294,422
Australia & New Zealand Banking Group Ltd.,
6.742%, 12/08/2032 (1)(2)		5,000,000	5,239,014
Banco Santander SA:
5.179%, 11/19/2025 (1)		5,000,000	4,890,781
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)		4,500,000	3,927,607
2.749%, 12/03/2030 (1)		4,000,000	3,120,192
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 11/22/2031) (1)(3)		2,000,000	1,557,011
Bank of America Corp.:
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)		10,300,000	10,241,620
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)		5,060,000	4,953,411
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)		3,295,000	3,170,479
5.080%, 01/20/2027 (SOFR + 1.290%)(Callable 01/20/2026) (3)		7,500,000	7,476,741
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)		5,000,000	4,483,552
3.824%, 01/20/2028 (3 Month LIBOR USD + 1.575%)(Callable 01/20/2027) (3)		375,000	358,276
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%)(Callable 04/24/2027) (3)		5,050,000	4,772,275
4.376%, 04/27/2028 (SOFR + 1.580%)(Callable 04/27/2027) (3)		7,675,000	7,421,546
4.948%, 07/22/2028 (SOFR + 2.040%)(Callable 07/22/2027) (3)		10,000,000	9,942,747
6.204%, 11/10/2028 (SOFR + 1.990%)(Callable 11/10/2027) (3)		5,000,000	5,226,909
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)		1,689,000	1,569,272
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)		4,350,000	3,746,272
4.271%, 07/23/2029 (3 Month LIBOR USD + 1.310%)(Callable 07/23/2028) (3)		5,295,000	5,098,455
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)		11,243,000	9,720,017
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)		7,000,000	6,864,689
Banque Federative du Credit Mutuel SA,
4.753%, 07/13/2027 (1)(2)		6,850,000	6,665,929
Barclays PLC:
3.650%, 03/16/2025 (1)		275,000	262,840
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)		4,500,000	4,377,733
4.337%, 01/10/2028 (Callable 01/10/2027) (1)		8,790,000	8,370,278
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)		4,700,000	4,543,702
BNP Paribas SA:
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)		5,000,000	4,751,009
4.375%, 05/12/2026 (1)(2)		8,288,000	7,861,649
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)		4,250,000	3,757,042
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)		2,000,000	1,667,326
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)		3,000,000	2,497,235
3.132%, 01/20/2033 (SOFR + 1.561%)(Callable 01/20/2032) (1)(2)(3)		7,000,000	5,844,836
Boston Properties LP,
3.200%, 01/15/2025 (Callable 10/15/2024)		12,400,000	11,505,116
BPCE SA:
5.700%, 10/22/2023 (1)(2)		5,675,000	5,631,132
4.625%, 07/11/2024 (1)(2)		10,500,000	10,243,242
4.875%, 04/01/2026 (1)(2)		3,386,000	3,260,658
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)		11,500,000	8,615,596
5.748%, 07/19/2033 (SOFR + 2.865%)(Callable 07/19/2032) (1)(2)(3)		6,200,000	6,108,612
Brown & Brown, Inc.:
4.200%, 09/15/2024 (Callable 06/15/2024)		10,461,000	10,266,733
4.500%, 03/15/2029 (Callable 12/15/2028)		8,747,000	8,426,834
2.375%, 03/15/2031 (Callable 12/15/2030)		3,500,000	2,797,532
4.200%, 03/17/2032 (Callable 12/17/2031)		10,000,000	8,990,610
Cantor Fitzgerald LP,
4.500%, 04/14/2027 (Callable 01/14/2027) (2)		5,000,000	4,661,391
Capital One Financial Corp.:
3.650%, 05/11/2027 (Callable 04/11/2027)		3,275,000	2,982,761
5.468%, 02/01/2029 (SOFR + 2.080%)(Callable 02/01/2028) (3)		3,000,000	2,923,717
Centene Corp.,
2.450%, 07/15/2028 (Callable 05/15/2028)		5,450,000	4,741,500
Citigroup, Inc.:
3.352%, 04/24/2025 (SOFR + 1.158%)(Callable 04/24/2024) (3)		10,590,000	10,321,032
3.887%, 01/10/2028 (SOFR + 1.825%)(Callable 01/10/2027) (3)		14,000,000	13,376,154
3.520%, 10/27/2028 (SOFR + 1.413%)(Callable 10/27/2027) (3)		3,000,000	2,804,292
3.057%, 01/25/2033 (SOFR + 1.351%)(Callable 01/25/2032) (3)		10,000,000	8,462,651
3.785%, 03/17/2033 (SOFR + 1.939%)(Callable 03/17/2032) (3)		7,425,000	6,655,082
6.270%, 11/17/2033 (SOFR + 2.338%)(Callable 11/17/2032) (3)		5,000,000	5,407,523
Citizens Bank NA,
2.250%, 04/28/2025 (Callable 03/28/2025)		19,275,000	17,274,104
Citizens Financial Group, Inc.,
2.850%, 07/27/2026 (Callable 04/27/2026)		300,000	255,810
CNA Financial Corp.:
4.500%, 03/01/2026 (Callable 12/01/2025)		5,370,000	5,316,353
3.900%, 05/01/2029 (Callable 02/01/2029)		4,000,000	3,776,091
2.050%, 08/15/2030 (Callable 05/15/2030)		875,000	713,964
CNO Global Funding,
2.650%, 01/06/2029 (2)		15,000,000	13,024,499
Commonwealth Bank of Australia,
3.784%, 03/14/2032 (1)(2)		20,000,000	16,817,578
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)		7,700,000	7,447,379
3.750%, 07/21/2026 (1)		1,826,000	1,727,360
3.649%, 04/06/2028 (1 Year CMT Rate + 1.220%)(Callable 04/06/2027) (1)(2)(3)		7,700,000	7,222,754
Corebridge Financial, Inc.,
3.850%, 04/05/2029 (Callable 02/05/2029) (2)		13,825,000	12,614,644
Credit Agricole SA,
1.247%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)		4,000,000	3,572,047
Credit Suisse Group AG:
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)		4,000,000	3,880,000
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)		12,395,000	11,480,249
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)		500,000	450,625
6.442%, 08/11/2028 (SOFR + 3.700%)(Callable 08/11/2027) (1)(2)(3)		7,500,000	7,438,500
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)		250,000	222,576
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)		9,000,000	8,819,975
Danske Bank A/S:
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)		5,000,000	4,467,886
4.298%, 04/01/2028 (1 Year CMT Rate + 1.750%)(Callable 04/01/2027) (1)(2)(3)		25,000,000	23,588,659
Deutsche Bank AG:
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)		5,000,000	4,861,997
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)		3,450,000	2,923,646
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)		5,000,000	3,852,813
Discover Bank,
3.450%, 07/27/2026 (Callable 04/27/2026)		300,000	276,954
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)		4,200,000	4,004,820
3.750%, 03/04/2025 (Callable 12/04/2024)		250,000	235,563
4.100%, 02/09/2027 (Callable 11/09/2026)		12,000,000	11,349,922
6.700%, 11/29/2032 (Callable 08/29/2032)		6,275,000	6,469,166
Elevance Health, Inc.:
3.500%, 08/15/2024 (Callable 05/15/2024)		300,000	293,880
3.350%, 12/01/2024 (Callable 10/01/2024)		10,225,000	9,982,381
2.375%, 01/15/2025 (Callable 12/15/2024)		12,000,000	11,487,239
Equitable Financial Life Global Funding,
1.400%, 07/07/2025 (2)		225,000	208,096
Federation des Caisses Desjardins du Quebec:
2.050%, 02/10/2025 (1)(2)		500,000	470,440
5.700%, 03/14/2028 (1)(2)		3,275,000	3,355,081
Fifth Third Bancorp,
4.772%, 07/28/2030 (SOFRINDX + 2.127%)(Callable 07/28/2029) (3)		3,000,000	2,774,443
FirstMerit Bank NA,
4.270%, 11/25/2026		5,450,000	5,076,570
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025 (Callable 10/23/2024)		2,000,000	1,943,139
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(Callable 09/29/2024) (3)		3,500,000	3,395,442
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)		2,000,000	1,791,109
1.948%, 10/21/2027 (SOFR + 0.913%)(Callable 10/21/2026) (3)		15,700,000	14,026,753
2.640%, 02/24/2028 (SOFR + 1.114%)(Callable 02/24/2027) (3)		2,000,000	1,824,267
3.615%, 03/15/2028 (SOFR + 1.846%)(Callable 03/15/2027) (3)		26,125,000	24,713,276
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%)(Callable 06/05/2027) (3)		5,025,000	4,759,855
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)		3,100,000	2,970,713
2.383%, 07/21/2032 (SOFR + 1.248%)(Callable 07/21/2031) (3)		5,000,000	4,059,422
Guardian Life Global Funding,
5.550%, 10/28/2027 (2)		15,000,000	15,568,738
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029 (Callable 05/19/2029)		4,600,000	4,048,924
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)		10,275,000	8,556,806
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)		5,000,000	4,769,473
HSBC Holdings PLC:
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)		3,000,000	2,933,535
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%)(Callable 09/12/2025) (1)(3)		7,485,000	7,167,227
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)		10,000,000	8,867,783
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)		1,500,000	1,353,298
Huntington Bancshares, Inc.,
4.443%, 08/04/2028 (SOFR + 1.970%)(Callable 08/04/2027) (3)		4,837,000	4,436,935
ING Groep NV,
4.017%, 03/28/2028 (SOFR + 1.830%)(Callable 03/28/2027) (1)(3)		3,833,000	3,625,135
Invesco Finance PLC,
3.750%, 01/15/2026		300,000	288,534
Jefferies Group LLC:
4.850%, 01/15/2027		1,700,000	1,659,883
6.450%, 06/08/2027		3,325,000	3,427,968
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)		11,650,000	11,796,604
JPMorgan Chase & Co.:
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)		13,000,000	12,431,023
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)		7,625,000	7,186,174
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)		3,000,000	2,807,196
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)		5,000,000	4,461,841
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)		7,000,000	6,289,321
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)		5,000,000	4,409,544
3.509%, 01/23/2029 (3 Month LIBOR USD + 0.945%)(Callable 01/23/2028) (3)		13,150,000	12,303,856
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)		1,500,000	1,282,301
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)		150,000	120,675
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)		5,000,000	4,208,260
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)		6,000,000	5,166,925
KeyBank NA,
3.400%, 05/20/2026		2,200,000	1,974,708
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)		10,250,000	9,737,470
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)		966,000	960,633
4.569%, 02/01/2029 (2)		1,559,000	1,501,257
Life Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)		8,000,000	7,564,802
4.000%, 06/15/2029 (Callable 03/15/2029)		1,500,000	1,376,800
Lloyds Bank PLC:
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)		8,850,000	7,775,637
3.750%, 03/18/2028 (1 Year CMT Rate + 1.800%)(Callable 03/18/2027) (1)(3)		10,000,000	9,285,849
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)		5,000,000	4,881,138
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)		5,000,000	4,971,714
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)		5,000,000	4,000,481
2.871%, 01/14/2033 (SOFR + 1.532%)(Callable 01/14/2032) (1)(2)(3)		4,350,000	3,523,233
4.442%, 06/21/2033 (SOFR + 2.405%)(Callable 06/21/2032) (1)(2)(3)		5,000,000	4,543,271
Marsh & McLennan Companies, Inc.,
2.250%, 11/15/2030 (Callable 08/15/2030)		550,000	464,183
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)		5,769,000	5,822,335
5.625%, 05/15/2033 (2)		10,000,000	10,221,654
MBIA Insurance Corp.,
16.052%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2028) (2)(3)(6)		500,000	21,450
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)		390,000	411,560
Mitsubishi UFJ Financial Group, Inc.:
2.801%, 07/18/2024 (1)		500,000	482,317
2.193%, 02/25/2025 (1)		5,000,000	4,710,609
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)		5,000,000	4,425,054
5.354%, 09/13/2028 (1 Year CMT Rate + 1.900%)(Callable 09/13/2027) (1)(3)		5,000,000	5,016,040
2.494%, 10/13/2032 (1 Year CMT Rate + 0.970%)(Callable 10/13/2031) (1)(3)		6,000,000	4,843,487
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024 (1)(2)		7,000,000	6,926,908
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)		3,000,000	2,975,038
5.414%, 09/13/2028 (1 Year CMT Rate + 2.050%)(Callable 09/13/2027) (1)(3)		7,000,000	7,030,292
Morgan Stanley:
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)		10,000,000	9,382,585
3.125%, 07/27/2026		4,750,000	4,498,424
6.296%, 10/18/2028 (SOFR + 2.240%)(Callable 10/18/2027) (3)		15,000,000	15,773,190
3.622%, 04/01/2031 (SOFR + 3.120%)(Callable 04/01/2030) (3)		525,000	480,096
2.239%, 07/21/2032 (SOFR + 1.178%)(Callable 07/21/2031) (3)		10,000,000	8,023,586
2.511%, 10/20/2032 (SOFR + 1.200%)(Callable 10/20/2031) (3)		8,200,000	6,717,179
National Australia Bank Ltd.:
3.375%, 01/14/2026 (1)		500,000	483,663
2.332%, 08/21/2030 (1)(2)		7,850,000	6,129,219
National Securities Clearing Corp.,
5.100%, 11/21/2027 (Callable 10/21/2027) (2)		6,825,000	6,859,460
Nationwide Building Society,
4.000%, 09/14/2026 (1)(2)		20,675,000	19,255,342
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)		2,195,000	2,461,717
NatWest Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)		7,454,000	7,314,864
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)		4,700,000	4,571,408
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)		6,850,000	6,432,312
Nomura Holdings, Inc.:
1.653%, 07/14/2026 (1)		13,725,000	11,993,865
3.103%, 01/16/2030 (1)		5,000,000	4,234,324
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)		550,000	505,515
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)		6,556,000	6,368,965
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)		5,000,000	4,700,900
Principal Financial Group, Inc.,
3.100%, 11/15/2026 (Callable 08/15/2026)		850,000	811,983
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)		7,000,000	6,613,606
Prologis LP,
4.750%, 06/15/2033 (Callable 03/15/2033)		5,000,000	4,968,036
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)		1,400,000	1,343,281
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)		8,600,000	9,070,110
Realty Income Corp.,
3.875%, 07/15/2024 (Callable 04/15/2024)		300,000	295,335
Reliance Standard Life Global Funding II,
2.750%, 01/21/2027 (1)(2)		11,775,000	10,704,687
Sammons Financial Group, Inc.,
4.750%, 04/08/2032 (Callable 01/08/2032) (2)		14,000,000	12,037,975
Santander UK Group Holdings PLC:
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)		5,000,000	4,930,515
6.534%, 01/10/2029 (SOFR + 2.600%)(Callable 01/10/2028) (1)(3)		5,000,000	5,083,476
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)		3,950,000	3,902,000
SMBC Aviation Capital Finance DAC:
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)		6,550,000	6,390,195
1.900%, 10/15/2026 (Callable 09/15/2026) (1)(2)		2,000,000	1,753,903
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)		3,350,000	3,258,846
2.625%, 01/22/2025 (1)(2)		3,355,000	3,143,873
4.250%, 04/14/2025 (1)(2)		5,846,000	5,482,419
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)		3,968,000	3,658,357
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)		7,415,000	6,465,958
1.792%, 06/09/2027 (1 Year CMT Rate + 1.000%)(Callable 06/09/2026) (1)(2)(3)		10,000,000	8,670,094
6.446%, 01/10/2029 (1 Year CMT Rate + 2.550%)(Callable 01/10/2028) (1)(2)(3)		2,000,000	2,006,224
Standard Chartered PLC:
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)		19,825,000	18,682,593
3.971%, 03/30/2026 (1 Year CMT Rate + 1.650%)(Callable 03/30/2025) (1)(2)(3)		4,500,000	4,329,089
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)		4,500,000	3,946,050
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)		5,000,000	4,427,763
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)(Callable 03/30/2025) (3)		275,000	262,715
Stifel Financial Corp.:
4.250%, 07/18/2024		10,139,000	9,988,351
4.000%, 05/15/2030 (Callable 02/15/2030)		12,245,000	10,749,168
Sumitomo Mitsui Financial Group, Inc.:
1.474%, 07/08/2025 (1)		250,000	228,927
5.464%, 01/13/2026 (1)		8,100,000	8,177,874
3.544%, 01/17/2028 (1)		2,094,000	1,937,521
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)		5,275,000	4,985,983
4.500%, 07/23/2025 (Callable 04/23/2025)		775,000	702,498
3.700%, 08/04/2026 (Callable 05/04/2026)		3,000,000	2,618,955
Toronto-Dominion Bank,
4.456%, 06/08/2032 (1)		13,000,000	12,660,045
Trinity Acquisition PLC,
4.400%, 03/15/2026 (Callable 12/15/2025)		1,125,000	1,103,956
Trustage Financial Group, Inc.,
4.625%, 04/15/2032 (Callable 01/15/2032) (2)		15,000,000	13,424,556
UBS Group AG:
4.490%, 08/05/2025 (1 Year CMT Rate + 1.600%)(Callable 08/05/2024) (1)(2)(3)		5,000,000	4,877,507
5.711%, 01/12/2027 (1 Year CMT Rate + 1.550%)(Callable 01/12/2026) (1)(2)(3)		12,400,000	12,286,932
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)		5,000,000	4,305,278
4.751%, 05/12/2028 (1 Year CMT Rate + 1.750%)(Callable 05/12/2027) (1)(2)(3)		1,500,000	1,438,068
Voya Financial, Inc.,
3.650%, 06/15/2026		2,910,000	2,782,209
Wells Fargo & Co.:
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%)(Callable 10/30/2024) (3)		500,000	475,132
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)		5,000,000	4,703,294
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)		16,000,000	14,994,552
3.196%, 06/17/2027 (3 Month LIBOR USD + 1.170%)(Callable 06/17/2026) (3)		600,000	564,171
3.526%, 03/24/2028 (SOFR + 1.510%)(Callable 03/24/2027) (3)		15,000,000	14,152,350
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)		10,864,000	9,782,586
4.808%, 07/25/2028 (SOFR + 1.980%)(Callable 07/25/2027) (3)		5,000,000	4,937,317
Western & Southern Financial Group, Inc.,
5.750%, 07/15/2033 (2)		4,250,000	4,300,125
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)		2,300,000	2,156,838
5.405%, 08/10/2033 (1 Year CMT Rate + 2.680%)(Callable 08/10/2032) (1)(3)		4,000,000	3,822,681
Willis North America, Inc.:
3.600%, 05/15/2024 (Callable 03/15/2024)		8,150,000	8,029,076
4.650%, 06/15/2027 (Callable 05/15/2027)		8,000,000	7,871,916
4.500%, 09/15/2028 (Callable 06/15/2028)		8,800,000	8,515,129
2.950%, 09/15/2029 (Callable 06/15/2029)		2,000,000	1,761,672
Total Financials (Cost $1,408,371,476)			1,310,842,300	18.1%
Total Corporate Bonds (Cost $2,961,264,328)			2,748,293,127	38.0%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025		2,050,000	1,999,420
City of College Park GA,
5.965%, 01/01/2031 (Insured by NATL)		2,335,000	2,455,303
County of Hamilton OH,
3.374%, 06/01/2034 (Insured by AGM)		10,000,000	8,584,673
County of Miami-Dade FL,
2.536%, 10/01/2033 (Callable 10/01/2030)		2,800,000	2,278,295
Dallas/Fort Worth International Airport,
1.329%, 11/01/2025		525,000	484,088
Florida Development Finance Corp.,
3.223%, 02/01/2032 (Callable 08/01/2031)(Insured by AGM)		5,250,000	4,477,573
GBG LLC,
2.250%, 09/01/2030 (2)		895,787	776,009
Great Lakes Water Authority,
2.315%, 07/01/2031		2,000,000	1,689,330
Indiana Finance Authority,
2.683%, 09/15/2023		200,000	197,492
Massachusetts Educational Financing Authority:
1.921%, 07/01/2027		10,000,000	8,876,895
2.161%, 07/01/2028		10,000,000	8,722,337
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)		7,000,000	6,079,261
3.300%, 04/01/2032 (Callable 01/01/2032)		13,600,000	10,702,483
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2027		1,600,000	1,719,397
5.000%, 12/01/2028		1,225,000	1,341,744
5.000%, 12/01/2028		1,205,000	1,319,838
New Jersey Turnpike Authority,
3.223%, 01/01/2035 (Callable 07/01/2025) (2)		5,000,000	4,505,728
New York State Dormitory Authority,
3.000%, 08/01/2036 (Callable 08/01/2031)(Insured by BAM)		3,480,000	2,745,533
Niagara Area Development Corp.:
3.004%, 05/01/2025		1,000,000	955,846
3.204%, 05/01/2026		1,995,000	1,882,001
3.272%, 05/01/2027		2,060,000	1,915,280
3.372%, 05/01/2028		2,130,000	1,956,278
3.422%, 05/01/2029		2,200,000	1,996,135
North Carolina Housing Finance Agency,
3.000%, 01/01/2033 (Callable 01/01/2025)		85,000	84,419
North East Independent School District,
5.240%, 08/01/2027		2,100,000	2,178,196
San Diego Convention Center Expansion Financing Authority:
1.987%, 04/15/2026		3,440,000	3,168,424
2.363%, 04/15/2028		1,325,000	1,182,998
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)		355,000	345,319
Westvaco Corp.,
7.670%, 01/15/2027 (2)		8,400,000	8,949,349
Total Municipal Bonds (Cost $106,201,534)			93,569,644	1.3%

Residential Mortgage-Backed Securities
U.S. Government Agency Issue
Federal Gold Loan Mortgage Corp. (FGLMC),
6.000%, 07/01/2028		1,125	1,170
Total U.S. Government Agency Issue (Cost $1,103)			1,170	0.0%

Non-U.S. Government Agency Issues
Arroyo Mortgage Trust:
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 04/25/2023) (2)(4)		1,370,360	1,282,324
Series 2022-1, Class A1A, 2.495%, 12/25/2056 (Callable 01/25/2025) (2)(7)		19,678,156	18,047,138
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034 (Callable 11/20/2023)		609,798	605,768
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.184%, 07/25/2034 (Callable 04/25/2023) (4)		371,869	324,605
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 04/25/2023) (4)		126,418	129,014
Delta Funding Home Equity Loan Trust,
Series 1999-2, Class A7F, 7.030%, 08/15/2030 (Callable 04/15/2023)		9	8
FirstKey Homes Trust:
Series 2020-SFR2, Class A, 1.266%, 10/19/2037 (2)		320,933	291,260
Series 2022-SFR3, Class A, 4.250%, 07/19/2038 (2)		21,775,000	21,238,684
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)		22,001,155	19,221,412
Series 2022-SFR1, Class A, 4.145%, 05/19/2039 (2)		21,130,501	20,169,581
Home Partners of America Trust:
Series 2019-1, Class A, 2.908%, 09/19/2039 (Callable 09/17/2024) (2)		16,960,882	15,460,713
Series 2021-3, Class A, 2.200%, 01/17/2041 (2)		32,654,285	28,332,141
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)		32	32
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.092%, 03/25/2036 (Callable 05/25/2024) (4)		140,276	129,853
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1, 5.500%, 07/25/2033 (Callable 04/25/2023)		157,196	152,546
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%, 12/25/2066 (Callable 03/25/2025) (2)(4)		30,238,395	28,607,148
Mill City Mortgage Loan Trust:
Series 2018-3, Class A1, 3.500%, 08/25/2058 (Callable 10/25/2033) (2)(4)		163,498	156,410
Series 2019-1, Class A1, 3.250%, 10/25/2069 (Callable 07/25/2037) (2)(4)		216,418	205,899
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 08/25/2030) (2)(4)		1,346,533	1,270,941
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 06/25/2023 (Callable 04/25/2023)		1,183	1,100
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.551%, 10/25/2043 (Callable 04/25/2023) (4)		1,042,551	980,522
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 01/25/2030) (2)(4)		1,472,710	1,444,370
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 01/25/2029) (2)(4)		37,731	35,905
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2029) (2)(4)		132,189	128,533
Series 2019-1, Class A1, 3.750%, 03/25/2058 (Callable 07/25/2029) (2)(4)		3,976,688	3,772,523
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 11/25/2032) (2)(4)		154,232	142,962
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 06/25/2033) (2)(4)		9,912,319	9,238,774
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 12/25/2030) (2)		12,773,694	11,386,267
Series 2022-2, Class A1, 3.750%, 07/25/2062 (Callable 09/25/2032) (2)(4)		6,099,338	5,623,219
Series 2022-3, Class A1, 3.750%, 08/25/2062 (Callable 07/25/2030) (2)(4)		10,178,250	9,551,232
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 3.253%, 06/25/2034 (Callable 04/25/2023) (4)		822,574	739,657
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 04/25/2023)		1,026,516	1,018,054
Total Non-U.S. Government Agency Issues (Cost $214,975,574)			199,688,595	2.8%
Total Residential Mortgage-Backed Securities (Cost $214,976,677)			199,689,765	2.8%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K038, Class A2, 3.389%, 03/25/2024		2,310,198	2,275,735
Series K041, Class A2, 3.171%, 10/25/2024		5,195,000	5,064,958
Series K043, Class A2, 3.062%, 12/25/2024		78,100,000	75,931,999
Series K732, Class A2, 3.700%, 05/25/2025		36,310,016	35,654,936
Series K048, Class A2, 3.284%, 06/25/2025 (4)		8,725,000	8,499,538
Series K734, Class A2, 3.208%, 02/25/2026		9,750,000	9,450,928
Series K062, Class A2, 3.413%, 12/25/2026		11,274,000	10,930,248
Series K063, Class A2, 3.430%, 01/25/2027 (4)		300,000	291,025
Series K064, Class A2, 3.224%, 03/25/2027		1,325,000	1,275,302
Series K065, Class A2, 3.243%, 04/25/2027		2,075,000	1,998,455
Series K066, Class A2, 3.117%, 06/25/2027		170,000	162,797
Series K068, Class A2, 3.244%, 08/25/2027		24,446,000	23,492,755
Series K069, Class A2, 3.187%, 09/25/2027 (4)		1,075,000	1,030,579
Series K071, Class A2, 3.286%, 11/25/2027		7,375,000	7,090,187
Series K076, Class A2, 3.900%, 04/25/2028		22,525,000	22,225,492
Series K092, Class A2, 3.298%, 04/25/2029		11,943,000	11,374,794
Total U.S. Government Agency Issues (Cost $220,906,833)			216,749,728	3.0%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 04/15/2027)		575,000	538,559
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 11/15/2027)		575,000	533,187
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2029)		9,275,000	8,620,911
Series 2022-BNK44, Class A5, 5.746%, 11/18/2055 (Callable 11/15/2032) (4)		13,475,000	14,085,969
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 07/15/2027)		2,665,000	2,473,496
Series 2017-BNK7, Class ASB, 3.265%, 09/17/2060 (Callable 09/15/2027)		1,107,858	1,061,321
Series 2017-BNK7, Class A5, 3.435%, 09/17/2060 (Callable 09/15/2027)		950,000	881,343
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 02/15/2028)		895,000	836,485
Series 2022-BNK40, Class ASB, 3.394%, 03/17/2064 (Callable 03/15/2032) (4)		16,205,000	14,678,030
Benchmark Mortgage Trust,
Series 2022-B33, Class ASB, 3.469%, 03/17/2055 (Callable 03/15/2032)		6,407,000	5,806,052
CD Mortgage Trust:
Series 2017-CD6, Class ASB, 3.332%, 11/15/2050 (Callable 11/13/2027)		9,997,628	9,539,366
Series 2018-CD7, Class A4, 4.279%, 08/17/2051 (Callable 08/15/2028)		2,495,000	2,370,594
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB, 3.091%, 05/10/2058 (Callable 05/10/2026)		212,494	204,612
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class A4, 3.622%, 07/12/2047 (Callable 07/10/2024)		5,285,000	5,115,970
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)		14,085,576	13,493,121
Series 2015-GC35, Class A4, 3.818%, 11/13/2048 (Callable 11/10/2025)		15,860,000	15,160,675
Series 2017-P8, Class A3, 3.203%, 09/16/2050 (Callable 09/15/2027)		2,350,000	2,164,782
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 09/15/2027)		350,000	324,636
Series 2017-C4, Class A3, 3.209%, 10/14/2050 (Callable 11/12/2027)		7,231,105	6,649,292
COMM Mortgage Trust:
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)		2,954,200	2,862,266
Series 2014-CR21, Class A3, 3.528%, 12/10/2047 (Callable 12/10/2024)		4,193,413	4,041,408
Series 2013-CR11, Class A4, 4.258%, 08/12/2050 (Callable 10/10/2023)		13,025,000	12,900,810
Series 2017-COR2, Class A3, 3.510%, 09/12/2050 (Callable 09/10/2027)		16,210,172	15,096,347
CSAIL Commercial Mortgage Trust:
Series 2016-C6, Class A5, 3.090%, 01/15/2049 (Callable 05/15/2026)		7,545,000	7,043,453
Series 2021-C20, Class ASB, 2.436%, 03/17/2054 (Callable 03/15/2031)		6,866,000	6,013,202
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5, 4.155%, 07/12/2051 (Callable 07/10/2028) (4)		9,372,252	8,888,044
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A4, 2.822%, 08/17/2049 (Callable 07/15/2026)		7,168,000	6,604,609
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 06/15/2023)		1,995,764	1,986,196
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 05/15/2023)		313,218	311,718
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 01/15/2024)		56,862	56,283
Series 2014-C23, Class A5, 3.934%, 09/17/2047 (Callable 02/15/2026)		600,000	583,497
Series 2014-C25, Class ASB, 3.407%, 11/18/2047 (Callable 11/15/2024)		81,559	79,583
Series 2014-C26, Class A4, 3.494%, 01/17/2048 (Callable 01/15/2025)		14,480,202	13,907,532
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)		250,000	238,971
Series 2016-C4, Class A3, 3.141%, 12/17/2049 (Callable 04/15/2027)		17,200,000	15,884,293
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP6, Class A5, 3.490%, 07/15/2050 (Callable 06/15/2027)		18,900,000	17,564,928
Series 2017-C7, Class A5, 3.409%, 10/17/2050 (Callable 11/15/2027)		5,300,000	4,912,522
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A4, 3.600%, 06/17/2047 (Callable 06/15/2026)		8,546,774	8,367,635
Series 2015-C27, Class A4, 3.753%, 12/17/2047 (Callable 11/15/2025)		29,745,000	28,530,482
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 09/15/2025)		96,112	93,141
Series 2016-C29, Class ASB, 3.140%, 05/17/2049 (Callable 05/15/2026)		3,350,309	3,215,134
Series 2017-C34, Class A4, 3.536%, 11/18/2052 (Callable 10/15/2027)		14,450,000	13,375,323
Morgan Stanley Capital I Trust:
Series 2016-BNK2, Class A4, 3.049%, 11/18/2049 (Callable 11/15/2026)		2,660,000	2,452,148
Series 2016-UB12, Class A4, 3.596%, 12/17/2049 (Callable 12/15/2026)		9,607,210	9,001,816
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class ASB, 3.795%, 04/16/2055 (Callable 04/15/2032) (4)		9,422,000	8,792,433
UBS Commercial Mortgage Trust,
Series 2018-C13, Class A3, 4.069%, 10/17/2051 (Callable 10/15/2028)		5,000,000	4,779,168
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047 (Callable 01/15/2025)		5,447,461	5,310,567
Series 2015-C26, Class ASB, 2.991%, 02/15/2048 (Callable 02/15/2025)		35,854	34,846
Series 2015-P2, Class ASB, 3.656%, 12/17/2048 (Callable 12/15/2025)		6,755,086	6,548,434
Series 2015-P2, Class A4, 3.809%, 12/17/2048 (Callable 12/15/2025)		21,269,144	20,362,906
Series 2017-C40, Class A3, 3.317%, 10/17/2050 (Callable 10/15/2027)		8,800,000	8,139,689
Series 2019-C50, Class ASB, 3.635%, 05/17/2052 (Callable 05/15/2029)		4,100,000	3,878,654
Series 2019-C54, Class A4, 3.146%, 12/17/2052 (Callable 11/15/2029)		14,625,000	12,824,073
WFRBS Commercial Mortgage Trust:
Series 2014-C24, Class ASB, 3.324%, 11/18/2047 (Callable 11/15/2024)		3,199,480	3,125,110
Series 2014-C24, Class A4, 3.343%, 11/18/2047 (Callable 11/15/2024)		250,000	240,198
Total Non-U.S. Government Agency Issues (Cost $389,973,226)			362,585,820	5.0%
Total Commercial Mortgage-Backed Securities (Cost $610,880,059)			579,335,548	8.0%

Asset Backed Securities
DLLAD LLC,
Series 2023-1A, Class A3, 4.790%, 01/20/2028 (Callable 08/20/2027) (2)		29,500,000	29,199,540
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)		12,375,000	12,004,746
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%, 09/15/2027 (1)(2)		24,675,000	24,412,458
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.615%, 02/01/2029		25,028,935	24,395,864
MMAF Equipment Finance LLC,
Series 2020-A, Class A3, 0.970%, 04/09/2027 (Callable 03/09/2027) (2)		6,550,000	6,133,880
Navient Private Education Refi Loan Trust:
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 03/15/2029) (2)		16,650,584	14,546,363
Series 2022-BA, Class A, 4.160%, 10/15/2070 (Callable 08/15/2029) (2)		18,715,705	17,960,281
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)		5,528,822	5,003,417
Series 2021-DA, Class AFX, 1.630%, 04/20/2062 (Callable 10/20/2031) (2)		1,282,705	1,161,535
PFS Financing Corp.:
Series 2020-G, Class A, 0.970%, 02/17/2026 (2)		4,985,000	4,793,213
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)		14,675,000	13,970,507
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)		16,200,000	14,126,102
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.370%, 04/15/2028 (Callable 04/15/2025)		21,075,000	20,457,604
Series 2022-A2, Class A, 3.860%, 07/15/2028		13,200,000	12,953,343
Texas Electric Market Stabilization Funding N LLC,
4.265%, 08/01/2036 (2)		15,873,355	15,373,146
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 04/25/2023) (2)(4)		6,350,778	5,930,249
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)		26,242,000	25,474,495
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)		225,000	208,958
Total Asset Backed Securities (Cost $258,951,317)			248,105,701	3.4%
Total Long-Term Investments (Cost $7,507,114,725)			7,139,082,395	98.8%

SHORT-TERM INVESTMENT		Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 4.67% (5)		151,396,510	151,396,510
Total Short-Term Investment (Cost $151,396,510)			151,396,510	2.1%
Total Investments (Cost $7,658,511,235)			7,290,478,905	100.9%
Liabilities in Excess of Other Assets			(61,533,780)	(0.9)%
TOTAL NET ASSETS			$7,228,945,125	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
NATL	National Public Finance Guarantee Corp.

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $1,411,051,775, which represented 19.52% of total net assets.

(3)			Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(4)			Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2023.
(5)	Seven-day yield.
(6)	Security in default.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.

Baird Intermediate Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,252,906,746	$–	$3,252,906,746
Other Government Related Security	–	17,181,864	–	17,181,864
Corporate Bonds	–	2,748,293,127	–	2,748,293,127
Municipal Bonds	–	93,569,644	–	93,569,644
Residential Mortgage-Backed Securities - U.S. Government Agency Issue	–	1,170	–	1,170
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	199,688,595	–	199,688,595
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	216,749,728	–	216,749,728
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	362,585,820	–	362,585,820
Asset Backed Securities	–	248,105,701	–	248,105,701
Total Long-Term Investments	–	7,139,082,395	–	7,139,082,395
Short-Term Investment
Money Market Mutual Fund	151,396,510	–	–	151,396,510
Total Short-Term Investment	151,396,510	–	–	151,396,510
Total Investments	$151,396,510	$7,139,082,395	$–	$7,290,478,905

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.